VIRTUS ALPHASECTOR ROTATION FUND
Virtus AlphaSectorSM Rotation Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 138 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS ALPHASECTOR ROTATION FUND	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	1.00%	[1]	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS ALPHASECTOR ROTATION FUND		Class A	Class C		Class I
Management Fees		0.45%	0.45%		0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	[1]	none
Other Expenses		0.34%	0.34%		0.34%
Acquired Fund Fees and Expenses	[2]	0.07%	0.07%		0.07%
Total Annual Fund Operating Expenses	[3]	1.11%	1.86%		0.86%
Less: Fee Waiver			(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	[3]	1.11%	1.84%		0.86%
[1]	The fund's distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund's investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the Class C fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS ALPHASECTOR ROTATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,151	1,849
Class C	287	579	995	2,159
Class I	88	274	477	1,061

Expense Example, No Redemption VIRTUS ALPHASECTOR ROTATION FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,151	1,849
Class C	187	579	995	2,159
Class I	88	274	477	1,061

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells shares of the exchange-traded funds (“ETFs”) (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 134% of the value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The fund seeks to track the AlphaSectorSM Rotation Index (ASRX), a public index published by NASDAQ. The fund may be invested in ETFs and/or securities representing the primary sectors of the S&P 500® Index and in high-quality short-term securities. The primary sectors of the S&P 500® Index represented by the ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities.

Allocations are based on a proprietary quantitative model that seeks to evaluate “true” underlying trends within each sector by adjusting for unwarranted price distortions and changing levels of volatility in the market. The fund has the flexibility to be invested in any combination of the sector ETFs and/or securities, a combination of sector ETFs and/or securities and high-quality short-term securities, or 100% in high-quality short-term securities. The fund may invest in a basket of securities to represent a sector if it is determined that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the fund. The fund may also deviate from tracking the AlphaSector Rotation Index and/or the model allocation if it is determined that tracking the Index and/or the model allocation is likely to violate applicable legal or regulatory restrictions or is otherwise result in adverse consequences for the fund.
Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the ETFs in which the fund invests. The principal risks of investing in the fund are:
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.
  Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Sector Concentration Risk. The risk that events negatively affecting an industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly. To the extent that the fund invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the fund is more vulnerable to conditions that negatively affect such sectors as compared to a fund that is not significantly invested in such sectors.
  U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.
Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q2/2009: 14.28%	Worst Quarter: Q4/2008: -17.03%

Average Annual Total Returns (for the periods ended 12/31/11; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS ALPHASECTOR ROTATION FUND	1 Year	5 Years	Since Inception	Inception Date
Class A	(4.26%)	(0.35%)	4.00%	Aug. 01, 2003
Class A Return After Taxes on Distributions	(4.67%)	(0.99%)	3.28%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(2.21%)	(0.44%)	3.25%
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)			5.10%
Class A AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)			5.57%
Class C	0.92%	0.10%	3.97%	Aug. 01, 2003
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)			5.10%
Class C AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)			5.57%
Class I	1.75%		10.85%	Oct. 01, 2009
Class I S&P 500 Index (reflects no deduction for fees, expenses or taxes)			11.57%
Class I AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)			11.57%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)
AlphaSector Rotation Linked Benchmark (reflects no deduction for fees, expenses or taxes)	2.11%	1.62%

Supplemental Performance Information
On September 29, 2009, F-Squared Investments, Inc. became the fund's subadviser and the fund's principal strategies were changed to those described in the fund's prospectus. The bar chart and table below show performance only since F-Squared began as subadviser to the fund.
Calendar year total returns for Class A Shares
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter: Q3/2010: 13.11%	Worst Quarter: Q2/2010: -12.53%

Average Annual Total Returns (for the periods ended 12/31/11)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS ALPHASECTOR ROTATION FUND	1 Year	Since 9/29/2009		Since 10/1/2009
Class A Shares	(4.26%)	6.11%	[1]
Class A Shares Return After Taxes on Distributions	(4.67%)	5.80%	[1]
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(2.21%)	5.22%	[1]
Class C Shares	0.92%	8.18%	[1]
Class I Shares	1.75%		[1]	10.85%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	10.10%	[1]	11.57%
[1]	F-Squared began managing the fund on September 29, 2009.

The S&P 500® Index is a free-float adjusted market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The AlphaSector™ Rotation Linked Benchmark consists of the S&P 500® Index since September 29, 2009. Prior to September 29, 2009, its performance represents an allocation consisting of 80% S&P 500® Index and 20% Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.